Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Intangible assets subject to amortization		$ 189,291,885	$ 189,882,242
Less: Accumulated amortization		176,833,710	166,584,484
Total intangible assets, net		$ 12,458,175	23,297,758
Weighted Average Remaining Amortization Period		1 year 3 months 3 days
Amortization expenses		$ 10,839,284	10,994,923	$ 11,636,952
Expected amortization expenses
2023		10,633,512
2024		1,813,828
2025		10,836
2026		0
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 99,725,921	93,670,998
Weighted Average Remaining Amortization Period		1 year 3 months
Extension term of agreement	5 years
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 75,405,899	70,902,383
Weighted Average Remaining Amortization Period		1 year 3 months
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 1,841,885	2,432,242
Less: Accumulated amortization		$ 1,701,890	$ 2,011,103
Weighted Average Remaining Amortization Period		1 year 11 months 15 days